Taxes on Income (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income (Textual)
Valuation allowance	$ 2,738	$ 2,199
Increase (decrease) in valuation allowance	$ 539	$ 489
HOMI Israel Ltd [Member]
Taxes on Income (Textual)
Corporate tax rate	25.00%	24.00%
HOMI USA Inc [Member]
Taxes on Income (Textual)
Description for determination of federal and state tax	The federal tax is determined according to taxable income, for the first $ 50 taxable income the rate is 15%. In addition, a 8.84% California state tax is applicable
California state tax rate applicable on subsidiary	8.84%
HOMI USA Inc [Member] | Maximum [Member]
Taxes on Income (Textual)
Corporate tax rate	35.00%
HOMI USA Inc [Member] | Minimum [Member]
Taxes on Income (Textual)
Corporate tax rate	15.00%
HOMI Europe SARL [Member] | Maximum [Member]
Taxes on Income (Textual)
Corporate tax rate	45.00%
HOMI Europe SARL [Member] | Minimum [Member]
Taxes on Income (Textual)
Corporate tax rate	35.00%
HOMI Australia PTY [Member]
Taxes on Income (Textual)
Corporate tax rate	30.00%